Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Geographic Components of Income	Geographic Components of Income before Income Taxes

	Year Ended December 31,
U.S.$ millions	2024	2023
Canada	83	100
U.S.	335	462
Income before income taxes	418	562

Schedule of Provision for Income Taxes	Provision for Income Taxes

	Year Ended December 31,
U.S.$ millions	2024	2023
Current
Canada	11	15
U.S.	32	38
	43	53
Deferred
Canada	15	8
U.S.	44	59
	59	67
Income tax expense	102	120

Reconciliation of Income Tax Expense
Reconciliation of Income Tax Expense

	Year Ended December 31,
U.S.$ millions	2024	2023
Income before income taxes	418	562
Federal and provincial statutory tax rate	23%	23%
Expected income tax expense (recovery)	96	129
Foreign tax rate differential	1	(8)
Other	5	(1)
Income tax expense	102	120

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet
Deferred Income Tax Assets and Liabilities

	As at December 31,
U.S.$ millions	2024	2023
Deferred income tax assets
Tax loss and credit carryforward	42	30
Disallowed interest carryforward	60	8
Foreign currency translation - net investment hedge	9	—
Other	27	8
	138	46
Less: valuation allowance	40	30
	98	16
Deferred income tax liabilities
Difference in accounting and tax bases of plant, property and equipment	1,107	966
Equity investments	75	78
Other	2	6
	1,184	1,050
Net Deferred income tax liabilities	1,086	1,034
The above deferred tax amounts have been classified on the consolidated balance sheets as follows:

	As at December 31,
U.S.$ millions	2024	2023
Deferred income tax assets
Deferred income tax assets	16	6
Deferred income tax liabilities
Deferred income tax liabilities	1,102	1,040
Net deferred income tax liabilities	1,086	1,034